Significant Accounting Policies - Summary of cumulative inflation (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
2016- 2018 [member] | Mexico [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	15.70%
Type of Economy	Non-hyperinflationary
2016- 2018 [member] | Guatemala [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	12.20%
Type of Economy	Non-hyperinflationary
2016- 2018 [member] | Costa Rica [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	5.70%
Type of Economy	Non-hyperinflationary
2016- 2018 [member] | Panama [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	2.10%
Type of Economy	Non-hyperinflationary
2016- 2018 [member] | Colombia [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	13.40%
Type of Economy	Non-hyperinflationary
2016- 2018 [member] | Nicaragua [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	13.10%
Type of Economy	Non-hyperinflationary
2016- 2018 [member] | Argentina [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	158.40%
Type of Economy	Hyperinflationary
2016- 2018 [member] | Venezuela [member] | Hyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Type of Economy	NA
2016- 2018 [member] | Brazil [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	13.10%
Type of Economy	Non-hyperinflationary
2016- 2018 [member] | URUGUAY | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	25.30%
Type of Economy	Non-hyperinflationary
2016- 2018 [member] | Philippinnes [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	11.90%
Type of Economy	Non-hyperinflationary
2015-2017 [member] | Mexico [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage		12.70%
Type of Economy		Non-hyperinflationary
2015-2017 [member] | Guatemala [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage		13.50%
Type of Economy		Non-hyperinflationary
2015-2017 [member] | Costa Rica [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage		2.50%
Type of Economy		Non-hyperinflationary
2015-2017 [member] | Panama [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage		2.30%
Type of Economy		Non-hyperinflationary
2015-2017 [member] | Colombia [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage		17.50%
Type of Economy		Non-hyperinflationary
2015-2017 [member] | Nicaragua [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage		12.30%
Type of Economy		Non-hyperinflationary
2015-2017 [member] | Argentina [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage		101.50%
Type of Economy		Non-hyperinflationary
2015-2017 [member] | Venezuela [member] | Hyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage		30690.00%
Type of Economy		Hyperinflationary
2015-2017 [member] | Brazil [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage		21.10%
Type of Economy		Non-hyperinflationary
2015-2017 [member] | URUGUAY | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Type of Economy		Non-hyperinflationary
2015-2017 [member] | Philippinnes [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage		7.50%
Type of Economy		Non-hyperinflationary
2014-2016 [Member] | Mexico [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage			9.90%
Type of Economy			Non-hyperinflationary
2014-2016 [Member] | Guatemala [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage			10.60%
Type of Economy			Non-hyperinflationary
2014-2016 [Member] | Costa Rica [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage			5.10%
Type of Economy			Non-hyperinflationary
2014-2016 [Member] | Panama [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage			2.80%
Type of Economy			Non-hyperinflationary
2014-2016 [Member] | Colombia [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage			17.00%
Type of Economy			Non-hyperinflationary
2014-2016 [Member] | Nicaragua [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage			13.10%
Type of Economy			Non-hyperinflationary
2014-2016 [Member] | Argentina [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage			99.70%
Type of Economy			Non-hyperinflationary
2014-2016 [Member] | Venezuela [member] | Hyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage			2263.00%
Type of Economy			Hyperinflationary
2014-2016 [Member] | Brazil [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage			25.20%
Type of Economy			Non-hyperinflationary
2014-2016 [Member] | URUGUAY | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Type of Economy			Non-hyperinflationary
2014-2016 [Member] | Philippinnes [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage			5.70%
Type of Economy			Non-hyperinflationary